Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Other assets	€ 31	€ 0
Total assets classified as held for sale	31	0
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Total liabilities classified as held for sale	€ 0	€ 0